Summary of Significant Accounting Policies (Details) - Schedule of Property and Straight-line Method Over their estimated useful lives	6 Months Ended
Sep. 30, 2023
Schedule of Property and Straight-line Method Over their estimated useful lives [Line Items]
Office real estate	48 years
Minimum [Member]
Schedule of Property and Straight-line Method Over their estimated useful lives [Line Items]
Furniture and equipment	3 years
Production and other machineries	5 years
Maximum [Member]
Schedule of Property and Straight-line Method Over their estimated useful lives [Line Items]
Furniture and equipment	6 years
Production and other machineries	10 years